FINANCIAL INSTRUMENTS - RISK MANAGEMENT	3 Months Ended
Sep. 30, 2023
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
FINANCIAL INSTRUMENTS - RISK MANAGEMENT

13.   FINANCIAL INSTRUMENTS – RISK MANAGEMENT

Financial instruments by category

The following tables show additional information required under IFRS 7 on the financial assets and liabilities recorded as of September 30, 2023, and June 30, 2023.

Financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	09/30/2023	06/30/2023	09/30/2023	06/30/2023
Cash and cash equivalents	25,954,730	48,129,194	2,419,194	—
Other financial assets	502,910	657,612	14,628,202	11,922,317
Trade receivables	186,276,319	158,006,474	—	—
Other receivables (*)	11,753,573	12,124,724	—	—
Total	224,487,532	218,918,004	17,047,396	11,922,317
(*)	Advances expenses and tax balances are not included.

Financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	09/30/2023	06/30/2023	09/30/2023	06/30/2023
Trade and other payables	152,753,083	142,582,166	6,372,275	8,225,508
Borrowings	149,510,477	168,310,605	—	—
Secured notes	76,911,874	75,213,146	—	—
Lease liability	13,552,751	13,889,223	—	—
Consideration for acquisition of assets	6,742,570	4,993,256	—	—
Total	399,470,755	404,988,396	6,372,275	8,225,508

Financial instruments measured at fair value

Measurement at fair value at 09/30/2023	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	9,719,486	—	—
Mutual funds	3,236,702	—	—
Other investments	1,672,014	—	—
Financial liability at fair value
Trade and other payables	—	6,372,275	—

Measurement at fair value at 06/30/2023	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	9,163,298	—	—
Mutual funds	1,596,539	—	—
Other investments	1,162,480	—	—
Financial liability at fair value
Trade and other payables	—	8,225,508	—

Estimation of fair value

The fair value of marketable securities, mutual funds and US Treasury Bills is calculated using the market approach using quoted prices in active markets for identical assets. The quoted marked price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

The Group’s financial liabilities, which were not traded in an active market, were determined using valuation techniques that maximize the use of available market information, and thus rely as little as possible on specific estimates of the entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instruments are included in level 2.

If one or more of the significant inputs is not based on observable market data, the instruments are included in level 3.

The Group’s policy is to recognize transfers between different categories of the fair value hierarchy at the time they occur or when there are changes in the circumstances that cause the transfer. There were no transfers between levels of the fair value hierarchy. There were no changes in economic or business circumstances affecting fair value.

Financial instruments not measured at fair value

The financial instruments not measured at fair value include cash and cash equivalents, trade accounts receivable, other accounts receivable, trade payables and other debts, borrowings, financed payments and convertible notes.

The carrying value of financial instruments not measured at fair value does not differ significantly from their fair value, except for borrowings (Note 5.12).

Management estimates that the carrying value of the financial instruments measured at amortized cost approximates their fair value.

Currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rate. Currency on foreign exchange risk arises when the Group enters into transactions denominated in a currency other than its functional currency.

The table below sets forth our net exposure to currency risk as of September 30, 2023:

Net foreign currency position	09/30/2023
Amount expressed in US$	(5,353,860)

Considering only this net currency exposure as of September 30, 2023 if an US Dollar revaluation or depreciation in relation to other foreign currencies with the remaining variables remaining constant, would have a positive or a negative impact on comprehensive income as a result of foreign exchange gains or losses. We estimate that a devaluation or an appreciation of the US Dollar other currencies of 10% during the period ended September 30, 2023 would have resulted in a net pre-tax loss or gain of approximately $0.5 million.